Trade receivables and other current assets - Disclosure of Break Down of Other Current Assets (Details) - EUR (€) € in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Subclassifications of assets, liabilities and equities [abstract]
Research tax credit receivable	€ 3,038	€ 3,369	€ 3,939
VAT receivable	1,080	1,104
Prepaid expenses	2,318	3,195
Other receivables	1,426	1,085
Other current assets	€ 7,863	€ 8,753